Condensed Consolidated Statements of Income (Unaudited) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended
	Mar. 14, 2018	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Other income/expenses
Net income				$ 2,533
Successor [Member]
Revenues
New and pre-owned vehicles		$ 144,361		183,528
Other		17,753		22,491
Total revenue		162,114		206,019
Cost of revenues
New and pre-owned vehicles		122,329		156,012
Other		4,039		4,577
Total cost of revenues		126,368		160,589
Gross profit		35,746		45,430
Transaction costs		252		3,058
Selling, general, and administrative expenses		30,253		35,306
Income from operations		5,241		7,066
Other income/expenses
Gain on sale of property and equipment		10		10
Interest expense		(2,233)		(2,918)
Total other expense		(2,223)		(2,908)
Income before income tax expense		3,018		4,158
Income tax expense		(1,176)		(1,625)
Net income		1,842		2,533
Dividends on Series A Convertible Preferred Stock		(1,215)		(1,425)
Deemed dividend on Series A Convertible Preferred Stock				(3,392)
Net income (loss) attributable to common stock and participating securities		$ 627		$ (2,284)
Successor EPS:
Basic and diluted earnings per share		$ 0.04		$ (0.24)
Weighted average shares outstanding - basic and diluted		9,668,250		9,668,250
Predecessor [Member]
Revenues
New and pre-owned vehicles	$ 119,111		$ 146,742		$ 297,573
Other	14,828		18,019		37,153
Total revenue	133,939		164,761		334,726
Cost of revenues
New and pre-owned vehicles	101,830		126,662		257,507
Other	3,047		4,294		7,753
Total cost of revenues	104,877		130,956		265,260
Gross profit	29,062		33,805		69,466
Transaction costs	438		68		114
Selling, general, and administrative expenses	23,552		25,609		52,642
Income from operations	5,072		8,128		16,710
Other income/expenses
Gain on sale of property and equipment	1		25		25
Interest expense	(2,019)		(2,293)		(4,455)
Total other expense	(2,018)		(2,268)		(4,430)
Income before income tax expense	3,054		5,860		12,280
Income tax expense	(718)		(2,232)		(4,677)
Net income	$ 2,336		$ 3,628		$ 7,603